Lines of business - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Fee and other revenue	$ 12,073	$ 12,082	$ 12,649
Net interest revenue	3,138	3,026	2,880
Provision for credit losses	(11)	160	(48)
Income from consolidated investment management funds, net of noncontrolling interests	3,547	3,158	2,567
Investment income (loss), net	26	86	163
Net income (loss) attributable to noncontrolling interests	1	64	84
Investment Management
Segment Reporting Information [Line Items]
Net income (loss) attributable to noncontrolling interests	10	68	84
Operating segments
Segment Reporting Information [Line Items]
Fee and other revenue	12,089	12,100	12,728
Net interest revenue	3,138	3,026	2,880
Total revenue	15,227	15,126	15,608
Provision for credit losses	(11)	160	(48)
Noninterest expense	10,514	10,795	12,177
Income before taxes	$ 4,724	$ 4,171	$ 3,479
Pre-tax operating margin	31.00%	28.00%	22.00%
Average assets	$ 358,477	$ 372,187	$ 372,566
Net income (loss) attributable to noncontrolling interests	(9)	(4)
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,424	3,587	3,657
Net interest revenue	327	319	274
Total revenue	3,751	3,906	3,931
Provision for credit losses	6	(1)	0
Noninterest expense	2,778	2,859	3,039
Income before taxes	$ 967	$ 1,048	$ 892
Pre-tax operating margin	26.00%	27.00%	23.00%
Average assets	$ 30,169	$ 30,928	$ 37,655
Income from consolidated investment management funds, net of noncontrolling interests	16	18	79
Investment income (loss), net	26	86	163
Net income (loss) attributable to noncontrolling interests	10	68	84
Operating segments | Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	8,299	8,177	7,882
Net interest revenue	2,797	2,622	2,468
Total revenue	11,096	10,799	10,350
Provision for credit losses	8	28	(21)
Noninterest expense	7,342	7,502	8,241
Income before taxes	$ 3,746	$ 3,269	$ 2,130
Pre-tax operating margin	34.00%	30.00%	21.00%
Average assets	$ 273,808	$ 286,617	$ 271,477
Operating segments | Other
Segment Reporting Information [Line Items]
Fee and other revenue	366	336	1,189
Net interest revenue	14	85	138
Total revenue	380	421	1,327
Provision for credit losses	(25)	133	(27)
Noninterest expense	394	434	897
Income before taxes	11	(146)	457
Average assets	$ 54,500	$ 54,642	$ 63,434